Investment Risks	May 28, 2026
Zacks Income ETF
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors. Such price fluctuations subject the Fund to potential losses.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Fund Risk. The Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Master Limited Partnerships Risk. Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additionally, due to the heavy state and federal regulations that an MLP and an MLP’s assets may be subject to, including tax regulations, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Canadian Royalty Trust Risk. Canadian Royalty Trusts are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as the Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions. Unlike U.S. Royalty Trusts, Canadian royalty trusts may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts are exposed to commodity risk and production and reserve risk as well as operating risks above.

Additionally, Canadian Royalty trusts may be subject to changing regulations, including tax, that could adversely impact their operations and financials.

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Distribution Policy Risk. The Fund pays quarterly income and managed distributions on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Zacks Income ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Zacks Income ETF | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Zacks Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Zacks Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Zacks Income ETF | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Zacks Income ETF | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Zacks Income ETF | Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Zacks Income ETF | Small And Medium Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Zacks Income ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors. Such price fluctuations subject the Fund to potential losses.
Zacks Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Zacks Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund has a limited history of operations for investors to evaluate.
Zacks Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Zacks Income ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Zacks Income ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Zacks Income ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

Zacks Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

Zacks Income ETF | Cash Purchases [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

Zacks Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Zacks Income ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Zacks Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Zacks Income ETF | Market Disruption And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

Zacks Income ETF | Reit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Zacks Income ETF | Master Limited Partnerships Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships Risk. Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additionally, due to the heavy state and federal regulations that an MLP and an MLP’s assets may be subject to, including tax regulations, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Zacks Income ETF | Canadian Royalty Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Canadian Royalty Trust Risk. Canadian Royalty Trusts are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as the Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions. Unlike U.S. Royalty Trusts, Canadian royalty trusts may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts are exposed to commodity risk and production and reserve risk as well as operating risks above.

Additionally, Canadian Royalty trusts may be subject to changing regulations, including tax, that could adversely impact their operations and financials.

Zacks Income ETF | Character Of Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Zacks Income ETF | Distribution Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Policy Risk. The Fund pays quarterly income and managed distributions on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Zacks Preferred Income ETF
Prospectus [Line Items]
Risk [Text Block]

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock Risk. The Fund expects to invest primarily in preferred stocks, which are subject to company-specific and market risks applicable generally to equity securities but that are also subject to different risks from common equity securities, including:

○	Changes in issuer’s creditworthiness. Changes in the creditworthiness of the issuer of preferred stock could cause the value of the preferred stock to decline even if the issuer’s common stock does not experience a decline, or the preferred stock may decline disproportionately.

○	Ability to make payments. The value of an issuer’s preferred stock may decrease if the issuer thereof is unable, or is perceived to be unable, to make the required payments on the preferred stock, even if the value of the issuer’s common equity is unaffected.

○	Subordinated position. As a form of equity, preferred stock – and contractual payments of the preference thereon – typically is subordinated to an issuer’s debt, and obligations with respect to an issuer’s debt can act to block or limit, particularly in times of financial stress on the issuer, the issuer’s ability to make payments on preferred stock (and consequently negatively impact the value thereof).

○	Interest rate changes. Changes in interest rates may impact, or disproportionately impact, the value of an issuer’s preferred stock, particularly including that in times of rising interest rates the value of preferred stock with fixed coupon rates may decline.

○	Lack of voting rights. Preferred stock generally is issued without voting rights, meaning that holders of preferred stock do not have a say in the governance of the issuer or on other topics on which holders of common stock have input.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Fund Risk. The Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Lower-Rated Securities Risk. The Fund may invest in preferred securities that are rated below investment grade (i.e., “junk”) or are unrated securities that the Advisor believes are of comparable quality. Such preferred securities are considered speculative. While generally providing greater income and opportunity for gain, non-investment grade preferred securities are subject to greater risks than higher-rated securities which include being such issuers being highly leveraged. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns may also lower their values and increase their price volatility.

The Fund may have difficulty selling the preferred securities described above because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets.

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Distribution Policy Risk. The Fund pays monthly distributions of income and managed distributions quarterly on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly (and such other distributions as deemed necessary or advisable) distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Zacks Preferred Income ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Zacks Preferred Income ETF | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Zacks Preferred Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Zacks Preferred Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Zacks Preferred Income ETF | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Zacks Preferred Income ETF | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Zacks Preferred Income ETF | Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Zacks Preferred Income ETF | Small And Medium Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Zacks Preferred Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Zacks Preferred Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund has a limited history of operations for investors to evaluate.
Zacks Preferred Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Zacks Preferred Income ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Zacks Preferred Income ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Zacks Preferred Income ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

Zacks Preferred Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

Zacks Preferred Income ETF | Cash Purchases [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

Zacks Preferred Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Zacks Preferred Income ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Zacks Preferred Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Zacks Preferred Income ETF | Market Disruption And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

Zacks Preferred Income ETF | Reit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Zacks Preferred Income ETF | Character Of Distributions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Zacks Preferred Income ETF | Distribution Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Policy Risk. The Fund pays monthly distributions of income and managed distributions quarterly on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly (and such other distributions as deemed necessary or advisable) distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Zacks Preferred Income ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. The Fund expects to invest primarily in preferred stocks, which are subject to company-specific and market risks applicable generally to equity securities but that are also subject to different risks from common equity securities, including:

○	Changes in issuer’s creditworthiness. Changes in the creditworthiness of the issuer of preferred stock could cause the value of the preferred stock to decline even if the issuer’s common stock does not experience a decline, or the preferred stock may decline disproportionately.

○	Ability to make payments. The value of an issuer’s preferred stock may decrease if the issuer thereof is unable, or is perceived to be unable, to make the required payments on the preferred stock, even if the value of the issuer’s common equity is unaffected.

○	Subordinated position. As a form of equity, preferred stock – and contractual payments of the preference thereon – typically is subordinated to an issuer’s debt, and obligations with respect to an issuer’s debt can act to block or limit, particularly in times of financial stress on the issuer, the issuer’s ability to make payments on preferred stock (and consequently negatively impact the value thereof).

○	Interest rate changes. Changes in interest rates may impact, or disproportionately impact, the value of an issuer’s preferred stock, particularly including that in times of rising interest rates the value of preferred stock with fixed coupon rates may decline.

○	Lack of voting rights. Preferred stock generally is issued without voting rights, meaning that holders of preferred stock do not have a say in the governance of the issuer or on other topics on which holders of common stock have input.

Zacks Preferred Income ETF | Changes In Issuers Creditworthiness [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Changes in issuer’s creditworthiness. Changes in the creditworthiness of the issuer of preferred stock could cause the value of the preferred stock to decline even if the issuer’s common stock does not experience a decline, or the preferred stock may decline disproportionately.

Zacks Preferred Income ETF | Ability To Make Payments [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Ability to make payments. The value of an issuer’s preferred stock may decrease if the issuer thereof is unable, or is perceived to be unable, to make the required payments on the preferred stock, even if the value of the issuer’s common equity is unaffected.

Zacks Preferred Income ETF | Subordinated Position [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Subordinated position. As a form of equity, preferred stock – and contractual payments of the preference thereon – typically is subordinated to an issuer’s debt, and obligations with respect to an issuer’s debt can act to block or limit, particularly in times of financial stress on the issuer, the issuer’s ability to make payments on preferred stock (and consequently negatively impact the value thereof).

Zacks Preferred Income ETF | Interest Rate Changes [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Interest rate changes. Changes in interest rates may impact, or disproportionately impact, the value of an issuer’s preferred stock, particularly including that in times of rising interest rates the value of preferred stock with fixed coupon rates may decline.

Zacks Preferred Income ETF | Lack Of Voting Rights [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Lack of voting rights. Preferred stock generally is issued without voting rights, meaning that holders of preferred stock do not have a say in the governance of the issuer or on other topics on which holders of common stock have input.

Zacks Preferred Income ETF | Lower Rated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Lower-Rated Securities Risk. The Fund may invest in preferred securities that are rated below investment grade (i.e., “junk”) or are unrated securities that the Advisor believes are of comparable quality. Such preferred securities are considered speculative. While generally providing greater income and opportunity for gain, non-investment grade preferred securities are subject to greater risks than higher-rated securities which include being such issuers being highly leveraged. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns may also lower their values and increase their price volatility.

The Fund may have difficulty selling the preferred securities described above because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets.